TCW ETF TRUST

(the “Trust”)

TCW Transform 500 ETF (“VOTE”)

TCW Compounders ETF (“GRW”)

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated September 12, 2024

to the Statement of Additional Information (“SAI”)

of each Fund1

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI. This Supplement supersedes any information to the contrary in the SAI.

The following changes to the SAI of each of VOTE and GRW will be effective close of business on September 13, 2024 and September 30, 2024, respectively.

The following will be added as the last two rows of the table in the section of the SAI entitled “Other Accounts Managed by the Portfolio Managers”:

	Other Accounts Managed (As of October 31, 2023)			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Keith Nguyen*
	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
David Epstein*
	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

*	The information above with respect to Messrs. Nguyen and Epstein is as of September 11, 2024.

[1]	VOTE’s SAI is dated March 1, 2024, as supplemented on March 12, 2024, March 13, 2024, May 3, 2024, May 17, 2024, June 22, 2024 and September 6, 2024. GRW’s SAI is dated May 3, 2024, as supplemented on May 17, 2024, June 13, 2024, June 22, 2024 and August 23, 2024. Each Fund is a series of the Trust.

The following will be added as the last two rows of the tables in the section of the SAI entitled “Portfolio Managers’ Share Ownership”:

Name of Portfolio Manger	Dollar Range of Equity Securities in the TCW Transform 500 ETF (as of October 31, 2023)	Dollar Range of Equity Securities in the TCW Transform Systems ETF (as of October 31, 2023)	Dollar Range of Equity Securities in the TCW Transform Supply Chain ETF (as of October 31, 2023)	Dollar Range of Equity Securities in the TCW Transform Scarcity ETF (as of October 31, 2023)	Dollar Range of Equity Securities in the TCW Artificial Intelligence ETF (as of October 31, 2023)	Dollar Range of Equity Securities in the TCW Compounders ETF (as of October 31, 2023)
Keith Nguyen**	$0	$0	$0	$0*	$0	$0
David Epstein**	$0	$0	$0	$0*	$0	$0

Name of Portfolio Manger	Dollar Range of Equity Securities in the TCW Flexible Income ETF (as of October 31, 2023)	Dollar Range of Equity Securities in the TCW Senior Loan ETF (as of October 31, 2023)	Dollar Range of Equity Securities in the TCW High Yield Bond ETF (as of October 31, 2023)	Dollar Range of Equity Securities in the TCW AAA CLO ETF (as of October 31, 2023)	Dollar Range of Equity Securities in the TCW Multisector Credit Income ETF (as of October 31, 2023)
Keith Nguyen**	$0	$0*	$0*	$0*	$0*
David Epstein**	$0	$0*	$0*	$0*	$0*

*	The Transform Scarcity ETF, Artificial Intelligence ETF, Compounders ETF, Flexible Income ETF, Senior Loan ETF, High Yield Bond ETF, AAA CLO ETF, and Multisector Credit Income ETF did not commence operations prior to October 31, 2023. Artificial Intelligence ETF and Compounders ETF commenced operations on May 6, 2024 and Flexible Income ETF commenced operations on June 24, 2024.
**	The information above with respect to Messrs. Nguyen and Epstein is as of September 11, 2024, at which time Transform Scarcity ETF, Senior Loan ETF, High Yield Bond ETF, AAA CLO ETF and Multisector Credit Income ETF had not yet commenced operations.

Shareholders of each Fund should retain this Supplement for future reference.

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